STATEMENT OF CASH FLOWS	10 Months Ended
Dec. 31, 2025 USD ($)
Cash Flows from Operating Activities:
Net income	$ 2,359,300
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on investments held in Trust Account	(2,809,646)
Payment of operation costs through promissory note	49,700
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(100,885)
Other receivable	25,000
Long-term prepaid insurance	(48,155)
Accrued expenses	27,134
Net cash used in operating activities	(497,552)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(230,000,000)
Net cash used in investing activities	(230,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	225,400,000
Proceeds from sale of Private Placements Warrants	6,341,500
Proceeds from advance from related party	500
Repayment of promissory note - related party	(151,636)
Payment of offering costs	(343,000)
Net cash provided by financing activities	231,247,364
Net Change in Cash and Cash Equivalents	749,812
Cash and Cash Equivalents - Beginning of period	0
Cash and Cash Equivalents - End of period	749,812
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	75,000
Prepaid services paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000
Deferred offering costs paid through promissory note - related party	101,936
Deferred underwriting fee payable	$ 9,200,000